Description of Plans	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Description of Plan [Line Items]
Description of Plans

1. Description of Plans

General

The Retirement Savings Plan for Hourly Employees of Alcoa USA Corp. (“Hourly Plan”) and the Retirement Savings Plan for Salaried Employees of Alcoa USA Corp. (“Salaried Plan”), (collectively, the “Plans”) are defined contribution savings plans maintained pursuant to a master trust agreement (the “Master Trust”) between Alcoa USA Corp. (the “Company”) and the trustee, The Bank of New York Mellon (“Trustee”). In general, the Plans provide various investment options for amounts withheld from employees’ salaries and for company contributions. Plan documents are available to participants upon request.

Reference should be made to the basic prospectus and to the Summary Plan Description for a summary of the important features of each Plan, including eligibility, vesting, employee and company contributions, loans, withdrawals and compliance with the Employee Retirement Income Security Act of 1974 (“ERISA”).

Eligibility and Vesting

The Plans are available to eligible employees of the Company and certain subsidiary locations that have adopted the Plans. Employees are immediately eligible for plan participation. At all times, participants are fully vested in the value of their contributions plus actual earnings thereon. A participant is immediately vested in company contributions.

Employee Contributions

Eligible employees may elect to contribute to the Plans a percentage of eligible compensation as pre‑tax or Roth after-tax, when combined not to exceed the Internal Revenue Service (“IRS”) limit, or up to 10% as non-Roth after-tax, with a maximum of 25% in the aggregate. Certain eligible employees in the Hourly Plan may defer as pre-tax savings, a maximum of 50% of amounts earned under the applicable pay for performance plan in increments of 10% and subject to the maximums allowable by the Internal Revenue Code (“IRC”) and Department of Treasury regulations.

Negotiated deferrals, as defined in the Hourly Plan document, for certain eligible collective bargained employees will be contributed to their plan accounts as a separate, pre-tax contribution.

Eligible employees of age 50 or older or who become age 50 during the plan year and meet certain requirements may elect to make additional pre‑tax and/or Roth catch‑up contributions not to exceed the IRS limit. Certain participants may be eligible for enhanced catch-up contribution limits, and, for participants whose prior-year wages exceed applicable thresholds, catch-up contributions are required to be made on a Roth basis.

Elections can be changed effective for the first full payroll period following the election. Participants direct their contributions in multiples of 1% into various investment options offered by the Plans.

Certain eligible employees will be automatically enrolled in the Plans after 60 days of hire or rehire and subject to automatic payroll deductions, which will be contributed to the Plans as pre-tax savings, unless the employee chooses to enroll sooner or not to participate. Effective March 1, 2025, automatic payroll deductions are equal to 6% (3% if hired prior to March 1, 2025) of eligible compensation and increase by 1% annually each April 1 (following at least three months of participation) until the target rate of 10% (6% if hired prior to March 1, 2025) is attained. The employee can change the contribution rate, annual rate increase and target contribution rate or stop automatic enrollment at any time.

Eligible temporary employees can enroll in the Plans immediately upon hire. If the employee is still eligible after one year of service, they will be subject to automatic enrollment as described above.

The Plans also accept rollover contributions of amounts representing distributions from other qualified defined benefit or defined contribution plans to the extent the rollover is permitted under Section 402(c) of the IRC. An eligible employee’s rollover contribution is credited to his or her account and thereafter treated like the participant’s pre-tax or Roth savings with respect to withdrawals, loans, and investment options under the Plans.

Employer Contributions

For the Salaried Plan, participating locations may elect to make a matching employer contribution up to 6% of the participants’ eligible compensation. The employer match for contributions to the Hourly Plan is based upon the various collective bargaining agreements. For certain employees of the Hourly Plan, participating locations may elect to make a matching employer contribution up to 6% of the participants’ eligible compensation as defined in the Hourly Plan document.

The employer match for the Plans is contributed in the same manner as the participant’s other investment elections. If the participant has not made investment elections, company matching contributions will automatically be invested in the appropriate targeted maturity fund based on the participant’s year of birth.

An annual true-up contribution is made shortly after the end of the year to ensure participants receive the maximum employer matching contribution for which they are eligible. These employer contributions are reflected as receivables on the Statement of Individual Plan Net Assets Available for Benefits and as employer contributions on the Statement of Changes in Individual Plan Net Assets Available for Benefits.

In addition, certain eligible employees will receive an employer retirement income contribution in the amount of 3% of applicable eligible compensation per pay period. These employer contributions are allocated to the participants’ accounts in the same percentages as the participants’ other investment elections.

Certain eligible employees in the Hourly Plan will receive retiree medical savings contributions to their accounts in an amount equal to $0.60 per hour worked. These employer contributions are contributed to the appropriate targeted maturity fund based on the participant’s year of birth but may be transferred by the participant from the default fund to any eligible fund.

Certain eligible employees in the Hourly Plan will receive a cost-of-living contribution to their accounts in an amount equal to $0.80 per hour worked. These employer contributions are allocated to the participants’ accounts in the same percentages as the participants’ other investment elections.

Temporary employees are eligible for the employer match and the employer retirement income contribution after one year of service.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the company’s contribution and (b) Plan earnings. Allocations of Plan earnings are based on individual participant investment earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants

Generally, participants may borrow from their individual account balances in the Plans, excluding employer contributions made on or after January 1, 2011, employer retirement income contributions and retiree medical savings contributions. The minimum loan amount permitted by the Plans is $1,000. The maximum allowable loan from the Plans is the lesser of 50% of the participant’s account balance or $50,000. Loans are collateralized by a portion of the participant’s account balance, and repayments are made by periodic payroll deductions. Interest is charged on all loans at the prime rate plus 1% at the time the loan is executed. Interest rates ranged from 4.25% to 9.50% as of December 31, 2025 and from 4.25% to 10.50% as of December 31, 2024. For each loan request, a $100 loan processing fee is deducted from the loan amount to cover administrative expenses.

Benefit Payments to Participants

While actively employed, participants have access to account funds through loans, non-hardship withdrawals of after-tax and rollover contributions, hardship withdrawals of pre-tax contributions and withdrawals for participants over age 59½.

Effective April 1 2025, participants with an account balance greater than $7,000 ($5,000 prior to April 1, 2025) may, upon termination of service, elect to leave their investments in the Plans or receive a lump-sum distribution. Participants who leave their investments in the Plans and elect to receive a distribution at a later date are permitted four partial payouts each calendar year, however, each partial payout must be at least $250. Plan provisions require a lump sum distribution when a participant attains age 69.

Risks and Uncertainties

The Plans invest in investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Individual Plan Net Assets Available for Benefits and Statements of Changes in Individual Plan Net Assets Available for Benefits.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plans to terminate the Plans subject to the provisions of ERISA. In the event of a plan termination, any unallocated assets of the Plans shall be allocated to participant accounts and distributed in such a manner as the Company may determine. Also, the Company has the right under the Plans to discontinue its contributions at any time.